Earnings and Dividends Per Common Share, Outstanding Anti-dilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted share rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive instruments	0.1	0.2	0.2
Convertible Preferred Stock, Series L [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive instruments	25.3	25.3	25.3